ELECTRIC POWER CONCESSIONS AND AUTHORIZATIONS - Generation Scaling Factor (GSF) (Details) R$ in Thousands	Mar. 01, 2021 BRL (R$)
Public service electric power concessions [line items]
Financial impact	R$ 3,975,740
Extended granting period	7 years
Estimates lower amount	R$ 3,178,860
Loss	(796,880)
Total	3,178,860
Eletronorte
Public service electric power concessions [line items]
Financial impact	2,537,610
Furnas
Public service electric power concessions [line items]
Financial impact	793,970
Chesf
Public service electric power concessions [line items]
Financial impact	628,670
CGT Eletrosul
Public service electric power concessions [line items]
Financial impact	R$ 15,490